LORD ABBETT AFFILIATED FUND, INC.
90 Hudson Street
Jersey City, New Jersey 07302-3973

March 5, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549-4720

Re:	Lord Abbett Affiliated Fund, Inc. (the “Registrant”)
1933 Act File No. 002-10638
1940 Act File No. 811-00005

Ladies/Gentlemen:

          Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the prospectus and the statement of additional information contained in Post-Effective Amendment No. 105 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on February 27, 2013.

          Please contact the undersigned at (201) 827-2577 if you have any questions or comments.

Sincerely,
/s/ Judy Krebs

Judy Krebs
Paralegal
Lord, Abbett & Co. LLC